Organization, Consolidation and Presentation of Financial Statements - Additional Information (Detail) ¥ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2017 USD ($)	Dec. 31, 2017 CNY (¥)	Dec. 29, 2017
Variable Interest Entity [Line Items]
Net assets of VIEs	$ 780.0	¥ 5,100
Creditors of the VIEs'third-party liabilities with no recourse to the general credit of the primary beneficiaries	No
Exchange rate used for conversion of financial statements from RMB to US dollar			6.5063
Beijing Perusal
Variable Interest Entity [Line Items]
Interest-free loans provided by a subsidiary of the entity to the shareholders of its variable interest entities	$ 491.0	3,200
Equity pledge agreement expiration period	2 years
Baidu Pay
Variable Interest Entity [Line Items]
Interest-free loans provided by a subsidiary of the entity to the shareholders of its variable interest entities	$ 33.0	217
Equity pledge agreement expiration period	2 years
Baidu Netcom
Variable Interest Entity [Line Items]
Interest-free loans provided by a subsidiary of the entity to the shareholders of its variable interest entities	$ 334.0	¥ 2,200
Equity pledge agreement expiration period	2 years